Accrued Expenses and Other Current Liabilities	12 Months Ended
Sep. 30, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

13. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of September 30,
	2025	2024
Accrued payroll and welfare	$169,841	$171,479
Tax Payable	61,982	56,018
Employee Reimbursement	25,913	—
Others	25,184	9,316
	$282,920	$236,813